Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 48,004	¥ 35,112
Weighted average amortization period for acquired intangible assets	6 years	5 years
Aggregate amortization expense	¥ 75,783	¥ 72,169	¥ 50,963
Estimated amortization expense for intangible assets, 2019	68,730
Estimated amortization expense for intangible assets, 2020	54,115
Estimated amortization expense for intangible assets, 2021	46,067
Estimated amortization expense for intangible assets, 2022	37,158
Estimated amortization expense for intangible assets, 2023	31,202
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 36,859	¥ 33,437
Weighted average amortization period for acquired intangible assets	5 years	5 years
Patents and developed technology
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 6,109
Weighted average amortization period for acquired intangible assets	11 years
Customer Relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired		¥ 1,203
Weighted average amortization period for acquired intangible assets		8 years